Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0000913144
Registrant Name	RenaissanceRe Holdings Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A